CONTINGENT LIABILITIES (Details Narratives) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Contingent Liabilities Details Narratives
Write off accounts payable and accrued liabilities	$ 104,000
Rent expense	$ 133,000	$ 120,000